Equity	6 Months Ended
Jun. 30, 2026
Equity [abstract]
Equity [Text Block]

Note 3: Equity

1.	On March 4, 2026, the Company’s Board of Directors approved the grant of 280,150 share options and 31,800 restricted share units (RSUs) to officers, directors and employees of the Company. The share options have an exercise price of $17.60 per share and will vest over a period of 1 to 4 years.

2.	On May 25, 2026, 50,000 Series A warrants were exercised into the Company's ordinary shares at an exercise price of $13.475 per ordinary share, in accordance with the terms of the Series A warrant.

The fair value of the warrants which are classified as current liabilities was measured by using the Black-Scholes model. The following inputs were used to determine the fair value:

Contractual period of warrants–0.41 years.

Expected volatility – 43.7%

Risk-free interest rate – 3.96%

Expected dividend yield – 0%.

	Jun-30		Dec-31
	2026	2025	2025

Balance as of January 1	12,659	17,092	17,092
Exercise of warrants	(176)	(477)	(2,275)
Revaluation of warrants accounted at fair value	(7,747)	2,377	(2,158)
Balance at the end of the period	4,736	18,992	12,659